Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Embedded Derivatives, Sale of ethanol (Detail) (Foward Contract, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Foward Contract
Long position
Notional amount in thousand m³	715
Fair Value	$ 31
Maturity	2016